UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2022
Cash flows from operating activities:
Net loss	$ (50,293)	$ (913,423)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Formation and operating costs paid by sponsor	479
Interest earned on investments held in Trust Account		(792,937)
Changes in current assets and liabilities:
Due to/from related party, net		23,871
Prepaid expenses		114,777
Accrued expenses		1,056,810
Accrued offering costs and expenses	13,616
Net cash used in operating activities	36,198	(510,902)
Cash flows from Financing Activities:
Proceeds from issuance of promissory note to related party	164,198
Repayment of promissory note to related party	(83,824)
Payment of deferred offering costs	(44,001)
Net cash provided by financing activities	36,373
Net change in cash	175	(510,902)
Cash, beginning of the period		754,893
Cash, end of the period	175	243,991
Supplemental disclosure of non-cash investing and financing activities:
Remeasurement of Class A ordinary shares subject to possible redemption		803,480
Deferred offering costs paid by Sponsor under the promissory note	58,345
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	21,384
Deferred offering costs included in accrued offering costs and expenses	$ 28,173